Retirement Benefit Plans - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (7,639)	£ (7,937)
Fair value of scheme assets	8,613	8,963
Net defined benefit assets	£ 974	£ 1,026